STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.8%
American Axle & Manufacturing Holdings, Inc.	150,296	[a]	1,420,297
Dana, Inc.	164,849		3,128,834
Dorman Products, Inc.	36,095	[a]	3,056,886
Gentherm, Inc.	42,146	[a]	2,519,066
LCI Industries	32,239	[b]	4,393,209
Patrick Industries, Inc.	26,864		2,325,079
Phinia, Inc.	59,589	[a]	1,690,540
Standard Motor Products, Inc.	24,164		922,340
Winnebago Industries, Inc.	38,688		2,661,734
XPEL, Inc.	25,269	[a,b]	2,052,601
			24,170,586
Banks - 9.4%
Ameris Bancorp	83,303		3,636,176
Atlantic Union Bankshares Corp.	95,553		3,055,785
Axos Financial, Inc.	67,752	[a]	3,184,344
Banc of California, Inc.	70,263		998,437
BancFirst Corp.	22,467	[b]	2,244,453
Bank of Hawaii Corp.	50,305	[b]	2,873,925
BankUnited, Inc.	94,414		2,817,314
Banner Corp.	44,168		2,102,839
Berkshire Hills Bancorp, Inc.	56,429		1,287,146
Brookline Bancorp, Inc.	111,110		1,186,655
Capitol Federal Financial, Inc.	164,994		1,093,910
Central Pacific Financial Corp.	35,168		641,464
City Holding Co.	19,323		1,911,238
Community Bank System, Inc.	68,706		3,698,444
Customers Bancorp, Inc.	37,382	[a]	1,569,296
CVB Financial Corp.	166,504		3,141,931
Dime Community Bancshares, Inc.	42,039		941,674
Eagle Bancorp, Inc.	38,653		1,070,688
FB Financial Corp.	44,722		1,584,053
First Bancorp	52,726		1,744,176
First Bancorp/Puerto Rico	229,957		3,414,861
First Commonwealth Financial Corp.	132,021		1,906,383
First Financial Bancorp	121,446		2,804,188
First Hawaiian, Inc.	162,058		3,352,980
Fulton Financial Corp.	211,056		3,018,101
Hanmi Financial Corp.	40,090		761,710
Heritage Financial Corp.	44,804		840,523

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 9.4% (continued)
Hilltop Holdings, Inc.	59,222		1,831,736
Hope Bancorp, Inc.	151,647		1,646,886
Independent Bank Corp.	56,400		3,398,100
Independent Bank Group, Inc.	45,655		2,048,540
Lakeland Financial Corp.	32,567		1,805,515
National Bank Holdings Corp., Cl. A	48,397		1,662,921
NBT Bancorp, Inc.	55,049		2,047,823
Northfield Bancorp, Inc.	50,934		620,376
Northwest Bancshares, Inc.	162,766		2,011,788
OFG Bancorp	60,806		2,036,393
Pacific Premier Bancorp, Inc.	120,998		3,090,289
PacWest Bancorp	150,421		1,398,915
Park National Corp.	18,523		2,065,685
Pathward Financial, Inc.	34,487		1,791,945
Preferred Bank	16,772		1,108,294
Provident Financial Services, Inc.	96,924		1,796,971
Renasant Corp.	72,325		2,237,736
S&T Bancorp, Inc.	49,733		1,570,568
Seacoast Banking Corp. of Florida	105,862		2,615,850
ServisFirst Bancshares, Inc.	62,406		3,724,390
Simmons First National Corp., Cl. A	163,072		3,292,424
Southside Bancshares, Inc.	37,225		1,236,242
Stellar Bancorp, Inc.	57,914	[b]	1,439,742
The Bancorp, Inc.	69,512	[a]	2,634,505
Tompkins Financial Corp.	16,183		973,569
Triumph Financial, Inc.	28,241	[a]	2,002,569
TrustCo Bank Corp.	24,918		757,258
Trustmark Corp.	78,531		2,062,224
United Community Banks, Inc.	146,606		4,261,836
Veritex Holdings, Inc.	69,440		1,493,654
Washington Federal, Inc.	83,485		2,591,374
Westamerica Bancorporation	34,016		1,673,247
WSFS Financial Corp.	78,706		3,443,388
			125,255,447
Capital Goods - 11.6%
3D Systems Corp.	168,513	[a]	1,467,748
AAON, Inc.	54,867		5,775,300
AAR Corp.	42,345	[a]	2,532,231
AeroVironment, Inc.	32,272	[a]	3,074,231
Alamo Group, Inc.	13,102		2,538,644
Albany International Corp., Cl. A	39,447		3,797,957
American Woodmark Corp.	21,358	[a]	1,636,877
Apogee Enterprises, Inc.	28,079		1,390,753
Applied Industrial Technologies, Inc.	49,259		7,142,062

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.6% (continued)
Arcosa, Inc.	61,968		4,782,690
Astec Industries, Inc.	29,040		1,434,576
AZZ, Inc.	31,597		1,400,695
Barnes Group, Inc.	64,589		2,538,348
Boise Cascade Co.	50,751		5,252,221
CIRCOR International, Inc.	26,073	[a]	1,452,266
Comfort Systems USA, Inc.	45,643		7,940,513
DXP Enterprises, Inc.	19,190	[a]	728,836
Dycom Industries, Inc.	37,484	[a]	3,732,657
Encore Wire Corp.	22,910		3,910,508
Enerpac Tool Group Corp.	73,662		2,024,232
EnPro Industries, Inc.	26,814		3,721,247
ESCO Technologies, Inc.	32,971		3,315,234
Federal Signal Corp.	77,922		4,760,255
Franklin Electric Co., Inc.	49,665		4,907,895
Gibraltar Industries, Inc.	38,679	[a]	2,501,371
GMS, Inc.	52,524	[a]	3,870,494
Granite Construction, Inc.	55,607	[b]	2,275,995
Griffon Corp.	61,323		2,558,396
Hillenbrand, Inc.	89,015		4,623,439
Insteel Industries, Inc.	25,537		823,568
John Bean Technologies Corp.	40,531		5,010,037
Kaman Corp.	36,600		837,774
Kennametal, Inc.	102,653		3,128,863
Lindsay Corp.	14,149		1,875,167
Masterbrand, Inc.	165,488	[a]	2,043,777
Moog, Inc., Cl. A	36,700		3,869,648
Mueller Industries, Inc.	72,744		5,896,629
MYR Group, Inc.	21,343	[a]	3,042,658
National Presto Industries, Inc.	6,513		510,033
NOW, Inc.	136,927	[a]	1,559,599
PGT Innovations, Inc.	75,699	[a]	2,165,748
Powell Industries, Inc.	11,493		698,545
Proto Labs, Inc.	33,321	[a]	1,104,591
Quanex Building Products Corp.	42,233		1,188,437
Resideo Technologies, Inc.	188,758	[a]	3,533,550
SPX Technologies, Inc.	58,202	[a]	4,924,471
Standex International Corp.	15,324		2,276,687
SunPower Corp.	108,437	[a,b]	1,070,273
Tennant Co.	23,804		1,910,033
The Greenbrier Companies, Inc.	41,034		1,895,360
Titan International, Inc.	64,246	[a]	802,433
Trinity Industries, Inc.	103,554		2,715,186
Triumph Group, Inc.	83,990	[a]	1,062,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.6% (continued)
Veritiv Corp.	17,467		2,447,651
Wabash National Corp.	60,787		1,439,436
			154,920,299
Commercial & Professional Services - 3.1%
ABM Industries, Inc.	84,074		3,890,945
Brady Corp., Cl. A	58,879		3,036,979
CoreCivic, Inc.	145,317	[a]	1,409,575
CSG Systems International, Inc.	38,414		1,981,778
Deluxe Corp.	55,785		1,059,357
Enviri Corp.	103,891	[a]	979,692
Forrester Research, Inc.	15,153	[a]	482,926
Healthcare Services Group, Inc.	94,866		1,196,260
Heidrick & Struggles International, Inc.	25,401		692,685
HNI Corp.	59,561		1,732,630
Interface, Inc.	76,213		744,601
Kelly Services, Inc., Cl. A	41,040		751,853
Korn Ferry	67,184		3,539,253
Liquidity Services, Inc.	29,163	[a]	489,355
Matthews International Corp., Cl. A	39,182		1,798,454
MillerKnoll, Inc.	96,807		1,894,513
NV5 Global, Inc.	16,137	[a]	1,767,808
Openlane, Inc.	138,324	[a]	2,171,687
Pitney Bowes, Inc.	211,718	[b]	834,169
Resources Connection, Inc.	39,926		638,017
The GEO Group, Inc.	163,398	[a,b]	1,220,583
TrueBlue, Inc.	38,742	[a]	579,193
TTEC Holdings, Inc.	24,315		837,409
UniFirst Corp.	19,239		3,122,490
Verra Mobility Corp.	179,615	[a,b]	3,770,119
Viad Corp.	27,349	[a]	771,515
			41,393,846
Consumer Discretionary Distribution & Retail - 4.3%
Abercrombie & Fitch Co., Cl. A	64,549	[a]	2,556,786
Academy Sports & Outdoors, Inc.	98,719		5,902,409
American Eagle Outfitters, Inc.	233,308		3,277,977
America's Car-Mart, Inc.	7,262	[a]	865,049
Asbury Automotive Group, Inc.	27,472	[a]	6,197,683
Boot Barn Holdings, Inc.	38,150	[a]	3,582,285
Caleres, Inc.	46,378		1,254,061
Chico's FAS, Inc.	162,290	[a]	989,969
Designer Brands, Inc., Cl. A	63,776		634,571
Group 1 Automotive, Inc.	17,990		4,650,955
Guess?, Inc.	37,541	[b]	787,986
Haverty Furniture Cos., Inc.	17,357		617,909

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Discretionary Distribution & Retail - 4.3% (continued)
Hibbett, Inc.	16,674		773,674
Leslie's, Inc.	191,840	[a]	1,222,021
MarineMax, Inc.	28,592	[a]	1,153,115
Monro, Inc.	40,266		1,475,749
National Vision Holdings, Inc.	100,854	[a]	2,181,472
Sally Beauty Holdings, Inc.	138,162	[a]	1,653,799
Shoe Carnival, Inc.	21,542		573,233
Signet Jewelers Ltd.	58,013	[b]	4,669,466
Sleep Number Corp.	28,311	[a]	783,932
Sonic Automotive, Inc., Cl. A	20,124		963,738
The Aaron's Company, Inc.	38,578		610,304
The Buckle, Inc.	37,643		1,376,228
The ODP Corp.	42,965	[a]	2,143,094
Upbound Group, Inc.	64,589		2,236,717
Urban Outfitters, Inc.	76,431	[a]	2,779,795
Victoria's Secret & Co.	100,495	[a]	2,059,143
			57,973,120
Consumer Durables & Apparel - 4.3%
Cavco Industries, Inc.	10,318	[a]	3,050,517
Century Communities, Inc.	36,654		2,830,422
Ethan Allen Interiors, Inc.	29,062		914,581
G-III Apparel Group Ltd.	52,097	[a]	1,078,929
Green Brick Partners, Inc.	34,539	[a]	1,952,144
Hanesbrands, Inc.	443,418		2,336,813
Installed Building Products, Inc.	29,697		4,395,750
iRobot Corp.	34,931	[a]	1,397,240
Kontoor Brands, Inc.	63,749		2,700,408
La-Z-Boy, Inc.	55,292		1,734,510
LGI Homes, Inc.	26,294	[a,b]	3,648,293
M.D.C. Holdings, Inc.	74,620		3,826,514
M/I Homes, Inc.	35,710	[a]	3,571,000
Meritage Homes Corp.	46,867		6,980,840
Movado Group, Inc.	19,970		573,139
Oxford Industries, Inc.	19,048		2,054,327
Sonos, Inc.	163,460	[a]	2,801,704
Steven Madden Ltd.	91,265		3,046,426
Sturm Ruger & Co., Inc.	22,250		1,178,138
Tri Pointe Homes, Inc.	127,264	[a]	4,057,176
Vista Outdoor, Inc.	73,273	[a]	2,220,172
Wolverine World Wide, Inc.	101,702		1,288,564
			57,637,607
Consumer Services - 3.1%
Adtalem Global Education, Inc.	55,205	[a]	2,387,064

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 3.1% (continued)
BJ's Restaurants, Inc.	29,760	[a]	1,120,762
Bloomin' Brands, Inc.	111,652		3,000,089
Brinker International, Inc.	56,865	[a,b]	2,233,657
Chuy's Holdings, Inc.	22,883	[a]	951,704
Cracker Barrel Old Country Store, Inc.	28,249		2,632,807
Dave & Buster's Entertainment, Inc.	51,637	[a]	2,364,975
Dine Brands Global, Inc.	19,813	[b]	1,195,120
Frontdoor, Inc.	104,869	[a]	3,662,026
Golden Entertainment, Inc.	28,010	[a]	1,185,943
Jack in the Box, Inc.	26,203		2,604,840
Mister Car Wash, Inc.	101,521	[a,b]	1,008,104
Monarch Casino & Resort, Inc.	17,416		1,207,277
Perdoceo Education Corp.	87,773	[a]	1,171,770
Sabre Corp.	424,888	[a,b]	1,742,041
Shake Shack, Inc., Cl. A	48,031	[a]	3,730,087
Six Flags Entertainment Corp.	94,557	[a]	2,259,912
Strategic Education, Inc.	28,874		2,168,437
Stride, Inc.	52,460	[a]	2,004,497
The Cheesecake Factory, Inc.	60,477	[b]	2,224,344
			40,855,456
Consumer Staples Distribution - .7%
PriceSmart, Inc.	31,977		2,485,572
SpartanNash Co.	44,539		999,455
The Andersons, Inc.	40,481		1,976,282
The Chefs' Warehouse, Inc.	45,313	[a]	1,646,674
United Natural Foods, Inc.	76,075	[a]	1,582,360
			8,690,343
Energy - 5.1%
Archrock, Inc.	173,318		2,020,888
Bristow Group, Inc.	30,071	[a]	925,285
California Resources Corp.	90,542		4,830,416
Callon Petroleum Co.	66,079	[a]	2,481,927
Civitas Resources, Inc.	62,956		4,712,886
Comstock Resources, Inc.	115,035	[b]	1,466,696
CONSOL Energy, Inc.	40,904	[b]	3,048,166
Core Laboratories, Inc.	59,387		1,543,468
CVR Energy, Inc.	37,803	[b]	1,388,882
Dorian LPG Ltd.	40,323		1,199,206
Dril-Quip, Inc.	43,330	[a]	1,121,814
Green Plains, Inc.	75,821	[a,b]	2,692,404
Helix Energy Solutions Group, Inc.	181,618	[a]	1,743,533
Helmerich & Payne, Inc.	131,849		5,902,880
Nabors Industries Ltd.	11,729	[a]	1,436,685
Nextier Oilfield Solutions, Inc.	192,564	[a]	2,295,363

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 5.1% (continued)
Northern Oil & Gas, Inc.	103,402		4,070,937
Oceaneering International, Inc.	128,379	[a]	2,882,109
Oil States International, Inc.	80,889	[a]	650,348
Par Pacific Holdings, Inc.	71,926	[a]	2,264,231
Patterson-UTI Energy, Inc.	265,361		4,203,318
ProPetro Holding Corp.	122,833	[a]	1,282,377
REX American Resources Corp.	19,113	[a]	707,563
RPC, Inc.	103,889		864,356
SM Energy Co.	154,633		5,611,632
Talos Energy, Inc.	137,249	[a]	2,195,984
U.S. Silica Holdings, Inc.	97,989	[a]	1,274,837
Vital Energy, Inc.	23,226	[a,b]	1,225,868
World Kinect Corp.	79,664		1,795,627
			67,839,686
Equity Real Estate Investment - 6.8%
Acadia Realty Trust	121,647	[c]	1,911,074
Alexander & Baldwin, Inc.	93,062	[c]	1,786,790
American Assets Trust, Inc.	66,804	[c]	1,503,090
Armada Hoffler Properties, Inc.	85,920	[c]	1,067,126
Brandywine Realty Trust	221,509	[c]	1,118,620
CareTrust REIT, Inc.	125,961	[b,c]	2,618,729
Centerspace	19,120	[c]	1,187,926
Chatham Lodging Trust	63,640	[c]	610,944
Community Healthcare Trust, Inc.	30,618	[c]	1,078,978
DiamondRock Hospitality Co.	265,331	[c]	2,255,314
Douglas Emmett, Inc.	217,579	[c]	3,198,411
Easterly Government Properties, Inc.	118,555	[c]	1,749,872
Elme Communities	112,572	[c]	1,829,295
Essential Properties Realty Trust, Inc.	189,183	[c]	4,644,443
Four Corners Property Trust, Inc.	109,891	[c]	2,890,133
Getty Realty Corp.	57,035	[c]	1,843,371
Global Net Lease, Inc.	133,248	[c]	1,424,421
Hudson Pacific Properties, Inc.	164,697	[c]	966,771
Innovative Industrial Properties, Inc.	35,684	[c]	2,827,243
JBG SMITH Properties	122,757	[b,c]	2,053,725
LTC Properties, Inc.	53,135	[c]	1,783,211
LXP Industrial Trust	375,088	[c]	3,777,136
NexPoint Residential Trust, Inc.	29,324	[c]	1,218,705
Office Properties Income Trust	61,715	[b,c]	475,206
Orion Office REIT, Inc.	70,054	[b,c]	455,351
Outfront Media, Inc.	188,012	[c]	2,906,666
Pebblebrook Hotel Trust	155,985	[c]	2,409,968
Phillips Edison & Co., Inc.	150,160	[b,c]	5,302,150
Retail Opportunity Investments Corp.	161,322	[c]	2,376,273

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Equity Real Estate Investment - 6.8% (continued)
RPT Realty	112,120	[c]	1,218,744
Safehold, Inc.	51,434	[c]	1,271,963
Saul Centers, Inc.	16,021	[c]	617,610
Service Properties Trust	212,960	[c]	1,808,030
SITE Centers Corp.	230,803	[c]	3,242,782
SL Green Realty Corp.	81,934	[c]	3,089,731
Summit Hotel Properties, Inc.	138,963	[c]	894,922
Sunstone Hotel Investors, Inc.	264,523	[c]	2,695,489
Tanger Factory Outlet Centers, Inc.	134,560	[c]	3,150,050
The Macerich Company	275,909	[b,c]	3,517,840
Uniti Group, Inc.	305,914	[c]	1,707,000
Universal Health Realty Income Trust	16,627	[c]	793,607
Urban Edge Properties	148,699	[c]	2,529,370
Urstadt Biddle Properties, Inc., Cl. A	36,912	[c]	837,164
Veris Residential, Inc.	102,342	[c]	1,911,749
Whitestone REIT	61,217	[c]	631,759
Xenia Hotels & Resorts, Inc.	140,972	[c]	1,790,344
			90,979,096
Financial Services - 5.7%
Apollo Commercial Real Estate Finance, Inc.	164,382	[b,c]	1,939,708
Arbor Realty Trust, Inc.	232,580	[b,c]	3,932,928
ARMOUR Residential REIT, Inc.	245,754	[b,c]	1,255,803
Artisan Partners Asset Management Inc., Cl. A	87,832		3,644,150
Avantax, Inc.	49,008	[a,b]	1,268,327
B. Riley Financial, Inc.	19,915	[b]	1,105,880
Bread Financial Holdings, Inc.	63,571		2,642,646
Brightsphere Investment Group, Inc.	41,005		872,586
Donnelley Financial Solutions, Inc.	32,326	[a]	1,529,020
Ellington Financial, Inc.	79,715	[c]	1,077,747
Encore Capital Group, Inc.	30,107	[a]	1,610,725
Enova International, Inc.	39,591	[a]	2,181,068
EVERTEC, Inc.	83,318		3,276,897
EZCORP, Inc., Cl. A	68,969	[a]	624,859
Franklin BSP Realty Trust, Inc.	105,622	[c]	1,510,395
Green Dot Corp., Cl. A	58,924	[a]	1,151,964
Invesco Mortgage Capital, Inc.	54,480	[b,c]	654,305
KKR Real Estate Finance Trust, Inc.	73,116	[c]	911,025
Moelis & Co., Cl. A	84,880	[b]	4,144,690
Mr. Cooper Group, Inc.	86,996	[a]	5,043,158
Navient Corp.	126,371		2,406,104
New York Mortgage Trust, Inc.	116,240	[b,c]	1,179,836
NMI Holdings, Inc., Cl. A	106,321	[a]	2,839,834

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Financial Services - 5.7% (continued)
Payoneer Global, Inc.	263,945	[a]	1,404,187
PennyMac Mortgage Investment Trust	112,266	[b,c]	1,434,760
Piper Sandler Cos.	18,727		2,740,884
PRA Group, Inc.	49,767	[a]	1,187,441
PROG Holdings, Inc.	60,240	[a]	2,444,539
Radian Group, Inc.	199,740		5,378,998
Ready Capital Corp.	207,138	[c]	2,396,587
Redwood Trust, Inc.	147,241	[c]	1,108,725
StoneX Group, Inc.	22,732	[a]	2,091,571
Two Harbors Investment Corp.	124,581	[b,c]	1,670,631
Virtus Investment Partners, Inc.	8,655		1,780,593
Walker & Dunlop, Inc.	39,512		3,594,802
WisdomTree, Inc.	143,561		999,185
World Acceptance Corp.	4,350	[a,b]	686,822
			75,723,380
Food, Beverage & Tobacco - 2.3%
B&G Foods, Inc.	92,184	[b]	1,222,360
Calavo Growers, Inc.	22,694		856,245
Cal-Maine Foods, Inc.	48,990		2,262,848
Fresh Del Monte Produce, Inc.	39,951		1,061,898
Hostess Brands, Inc.	169,705	[a]	4,079,708
J&J Snack Foods Corp.	19,241		3,084,717
John B. Sanfilippo & Son, Inc.	11,428		1,244,623
MGP Ingredients, Inc.	19,855		2,263,669
National Beverage Corp.	29,879	[a]	1,579,105
The Hain Celestial Group, Inc.	113,374	[a]	1,436,449
The Simply Good Foods Company	107,655	[a]	4,167,325
Tootsie Roll Industries, Inc.	22,559		786,407
TreeHouse Foods, Inc.	65,041	[a]	3,356,766
Universal Corp.	31,504		1,593,157
Vector Group Ltd.	171,113		2,245,003
			31,240,280
Health Care Equipment & Services - 6.7%
AdaptHealth Corp.	97,141	[a]	1,334,717
Addus HomeCare Corp.	20,863	[a]	1,910,425
Agiliti, Inc.	43,665	[a,b]	749,728
AMN Healthcare Services, Inc.	50,777	[a]	5,440,756
AngioDynamics, Inc.	50,954	[a]	442,790
Apollo Medical Holdings, Inc.	51,650	[a,b]	1,891,940
Artivion, Inc.	53,526	[a]	932,423
Avanos Medical, Inc.	59,191	[a]	1,448,404
Certara, Inc.	136,322	[a]	2,654,189
Community Health Systems, Inc.	164,275	[a]	721,167
Computer Programs & Systems, Inc.	18,260	[a]	478,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.7% (continued)
CONMED Corp.	38,923		4,711,629
CorVel Corp.	11,573	[a]	2,367,373
Cross Country Healthcare, Inc.	43,412	[a]	1,120,030
Embecta Corp.	73,443		1,567,274
Enhabit, Inc.	65,503	[a]	899,356
Fulgent Genetics, Inc.	25,171	[a]	977,390
Glaukos Corp.	61,478	[a]	4,742,413
HealthStream, Inc.	30,272		680,515
Integer Holdings Corp.	42,271	[a]	3,909,222
LeMaitre Vascular, Inc.	25,045		1,583,595
Merit Medical Systems, Inc.	73,201	[a]	5,465,919
ModivCare, Inc.	16,589	[a]	725,603
NeoGenomics, Inc.	162,684	[a]	2,819,314
NextGen Healthcare, Inc.	67,757	[a]	1,126,799
NuVasive, Inc.	66,977	[a]	2,760,122
OraSure Technologies, Inc.	93,096	[a]	439,413
Orthofix Medical, Inc.	45,198	[a]	889,949
Owens & Minor, Inc.	98,146	[a]	1,888,329
Pediatrix Medical Group, Inc.	105,849	[a]	1,453,307
Privia Health Group, Inc.	119,949	[a]	3,348,976
RadNet, Inc.	73,351	[a]	2,426,451
Schrodinger, Inc.	68,555	[a,b]	3,586,112
Select Medical Holdings Corp.	133,047		3,992,740
Simulations Plus, Inc.	20,091	[b]	1,000,532
Tandem Diabetes Care, Inc.	83,389	[a]	2,911,944
The Ensign Group, Inc.	71,184		6,895,594
U.S. Physical Therapy, Inc.	18,692		2,173,319
UFP Technologies, Inc.	8,802	[a]	1,713,441
Varex Imaging Corp.	52,772	[a]	1,229,060
Veradigm, Inc.	139,993	[a]	1,892,705
Zynex, Inc.	28,920	[a,b]	282,259
			89,586,001
Household & Personal Products - 1.8%
Central Garden & Pet Co.	12,508	[a]	506,324
Central Garden & Pet Co., Cl. A	52,356	[a]	2,001,046
e.l.f. Beauty, Inc.	64,625	[a]	7,543,030
Edgewell Personal Care Co.	64,923		2,558,615
Inter Parfums, Inc.	22,966		3,434,795
Medifast, Inc.	13,885		1,414,743
Nu Skin Enterprises, Inc., Cl. A	64,291		1,889,513
USANA Health Sciences, Inc.	14,005	[a]	909,065
WD-40 Co.	17,430		4,000,185
			24,257,316

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 2.2%
Ambac Financial Group, Inc.	57,407	[a]	811,735
American Equity Investment Life Holding Co.	81,217		4,358,916
AMERISAFE, Inc.	24,464		1,275,064
Assured Guaranty Ltd.	75,382		4,506,336
Employers Holdings, Inc.	34,316		1,325,627
Genworth Financial, Inc., Cl. A	609,749	[a]	3,573,129
HCI Group, Inc.	9,001	[b]	565,353
Horace Mann Educators Corp.	52,442		1,580,077
James River Group Holdings Ltd.	48,762		901,609
Mercury General Corp.	33,780		1,087,040
Palomar Holdings, Inc.	32,029	[a]	1,939,676
ProAssurance Corp.	69,551		1,168,457
Safety Insurance Group, Inc.	19,012		1,368,864
SiriusPoint Ltd.	110,810	[a]	1,034,965
Stewart Information Services Corp.	34,926		1,646,062
Trupanion, Inc.	44,951	[a,b]	1,386,738
United Fire Group, Inc.	27,456		660,042
Universal Insurance Holdings, Inc.	36,016		559,328
			29,749,018
Materials - 5.6%
AdvanSix, Inc.	35,060		1,406,257
American Vanguard Corp.	36,262		654,892
Arconic Corp.	128,624	[a]	3,844,571
ATI, Inc.	163,939	[a]	7,816,612
Balchem Corp.	41,049		5,530,942
Carpenter Technology Corp.	62,244		3,725,926
Century Aluminum Co.	63,897	[a]	594,242
Clearwater Paper Corp.	21,425	[a]	690,528
Compass Minerals International, Inc.	43,706		1,655,146
FutureFuel Corp.	32,146		312,459
H.B. Fuller Co.	68,766		5,090,747
Hawkins, Inc.	24,858		1,162,112
Haynes International, Inc.	16,296		817,407
Ingevity Corp.	43,872	[a]	2,808,685
Innospec, Inc.	31,840		3,411,338
Kaiser Aluminum Corp.	20,472		1,662,326
Koppers Holdings, Inc.	27,132		1,038,070
Livent Corp.	230,356	[a,b]	5,671,365
Materion Corp.	26,369		3,141,603
Mativ Holdings, Inc.	69,624		1,095,882
Mercer International, Inc.	50,010		445,089
Minerals Technologies, Inc.	41,067		2,519,460
Myers Industries, Inc.	47,219		925,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.6% (continued)
O-I Glass, Inc.	197,971	[a]	4,545,414
Olympic Steel, Inc.	12,642		705,297
Quaker Chemical Corp.	17,534	[b]	3,513,463
Stepan Co.	27,021		2,589,152
SunCoke Energy, Inc.	103,815		921,877
Sylvamo Corp.	40,940		2,008,926
TimkenSteel Corp.	49,408	[a]	1,151,206
Trinseo PLC	44,355	[b]	781,535
Warrior Met Coal, Inc.	66,378		2,937,227
			75,175,721
Media & Entertainment - 2.0%
AMC Networks, Inc., Cl. A	35,254	[a]	444,905
CarGurus, Inc.	115,129	[a]	2,608,823
Cars.com, Inc.	79,529	[a]	1,814,057
Cinemark Holdings, Inc.	139,476	[a]	2,327,854
DISH Network Corp., Cl. A	323,668	[a]	2,566,687
John Wiley & Sons, Inc., Cl. A	54,110		1,852,185
Madison Square Garden Sports Corp.	22,695	[a]	4,828,361
QuinStreet, Inc.	65,801	[a]	584,313
Scholastic Corp.	37,242		1,608,482
Shutterstock, Inc.	30,945	[b]	1,592,120
TechTarget, Inc.	32,822	[a]	1,066,059
The E.W. Scripps Company, Cl. A	71,284	[a]	702,860
The Marcus Corp.	29,492		460,075
Thryv Holdings, Inc.	40,436	[a]	958,333
Yelp, Inc.	87,609	[a]	3,946,785
			27,361,899
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
Amphastar Pharmaceuticals, Inc.	48,094	[a]	2,918,825
ANI Pharmaceuticals, Inc.	18,158	[a]	954,203
Anika Therapeutics, Inc.	19,008	[a]	443,457
Arcus Biosciences, Inc.	67,166	[a]	1,336,603
Avid Bioservices, Inc.	79,461	[a,b]	1,005,976
BioLife Solutions, Inc.	44,321	[a,b]	881,101
Catalyst Pharmaceuticals, Inc.	125,299	[a]	1,732,885
Coherus Biosciences, Inc.	89,063	[a,b]	429,284
Collegium Pharmaceutical, Inc.	45,286	[a]	1,030,709
Corcept Therapeutics, Inc.	115,353	[a]	2,939,194
Cytek Biosciences, Inc.	100,741	[a,b]	902,639
Cytokinetics, Inc.	121,856	[a]	4,063,898
Dynavax Technologies Corp.	151,213	[a]	2,115,470
Emergent BioSolutions, Inc.	57,095	[a]	392,814
Enanta Pharmaceuticals, Inc.	24,682	[a]	468,218
Fortrea Holdings, Inc.	113,346	[a]	3,622,538

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.8% (continued)
Harmony Biosciences Holdings, Inc.	38,201	[a]	1,351,169
Innoviva, Inc.	74,518	[a]	1,009,719
Ironwood Pharmaceuticals, Inc.	173,738	[a]	1,926,754
iTeos Therapeutics, Inc.	32,616	[a]	458,581
Ligand Pharmaceuticals, Inc.	20,926	[a]	1,400,577
Mesa Laboratories, Inc.	6,534	[b]	840,664
Myriad Genetics, Inc.	103,726	[a]	2,318,276
Pacira Biosciences, Inc.	58,526	[a]	2,127,420
Phibro Animal Health Corp., Cl. A	25,678		371,817
Prestige Consumer Healthcare, Inc.	63,759	[a]	4,157,724
REGENXBIO, Inc.	48,863	[a]	928,397
Supernus Pharmaceuticals, Inc.	69,851	[a]	2,143,727
uniQure NV	55,025	[a]	570,609
Vanda Pharmaceuticals, Inc.	72,787	[a]	420,709
Vericel Corp.	60,364	[a]	2,168,275
Vir Biotechnology, Inc.	98,366	[a]	1,384,993
Xencor, Inc.	76,284	[a]	1,852,938
			50,670,163
Real Estate Management & Development - .9%
Anywhere Real Estate, Inc.	138,734	[a]	1,162,591
Cushman & Wakefield PLC	209,768	[a,b]	2,062,019
eXp World Holdings, Inc.	94,784	[b]	2,363,913
Kennedy-Wilson Holdings, Inc.	152,791		2,521,052
Marcus & Millichap, Inc.	30,678		1,125,269
RE/MAX Holdings, Inc., Cl. A	24,056		474,144
The St. Joe Company	43,617	[b]	2,768,807
			12,477,795
Semiconductors & Semiconductor Equipment - 4.6%
Alpha & Omega Semiconductor Ltd.	28,472	[a]	936,159
Axcelis Technologies, Inc.	41,748	[a]	8,369,639
CEVA, Inc.	30,556	[a]	829,901
Cohu, Inc.	60,997	[a]	2,662,519
Diodes, Inc.	58,544	[a]	5,531,823
FormFactor, Inc.	98,540	[a]	3,661,746
Ichor Holdings Ltd.	37,023	[a]	1,433,531
Kulicke & Soffa Industries, Inc.	71,849		4,302,318
MaxLinear, Inc.	94,103	[a]	2,321,521
Onto Innovation, Inc.	62,413	[a]	7,759,184
PDF Solutions, Inc.	38,359	[a]	1,764,130
Photronics, Inc.	80,502	[a]	2,129,278
Rambus, Inc.	139,015	[a]	8,703,729
Semtech Corp.	82,424	[a]	2,406,781
SiTime Corp.	21,221	[a]	2,737,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 4.6% (continued)
SMART Global Holdings, Inc.	63,032	[a]	1,676,651
Ultra Clean Holdings, Inc.	56,740	[a]	2,161,794
Veeco Instruments, Inc.	66,268	[a]	1,866,107
			61,254,532
Software & Services - 3.0%
8x8, Inc.	140,906	[a]	667,894
A10 Networks, Inc.	81,150		1,259,448
Adeia, Inc.	135,491		1,628,602
Agilysys, Inc.	25,585	[a]	1,883,824
Alarm.com Holdings, Inc.	63,814	[a]	3,523,171
Cerence, Inc.	51,911	[a]	1,443,645
Consensus Cloud Solutions, Inc.	22,479	[a]	728,544
Digital Turbine, Inc.	114,785	[a]	1,244,269
DoubleVerify Holdings, Inc.	112,328	[a]	4,729,009
Ebix, Inc.	30,092	[b]	931,648
InterDigital, Inc.	34,146		3,164,993
Liveramp Holdings, Inc.	82,235	[a]	2,346,987
N-Able, Inc.	87,859	[a]	1,236,176
OneSpan, Inc.	45,845	[a]	629,910
Perficient, Inc.	44,743	[a]	2,854,156
Progress Software Corp.	55,439		3,329,666
SPS Commerce, Inc.	46,603	[a]	8,406,715
Xperi, Inc.	55,925	[a]	733,736
			40,742,393
Technology Hardware & Equipment - 5.8%
ADTRAN Holdings, Inc.	91,125		886,646
Advanced Energy Industries, Inc.	48,056		6,015,650
Arlo Technologies, Inc.	118,559	[a]	1,346,830
Avid Technology, Inc.	42,332	[a]	1,009,195
Badger Meter, Inc.	37,538		6,180,256
Benchmark Electronics, Inc.	45,379		1,202,997
Clearfield, Inc.	15,808	[a,b]	738,866
Corsair Gaming, Inc.	51,483	[a]	951,406
CTS Corp.	40,548		1,809,657
Digi International, Inc.	46,082	[a]	1,932,218
ePlus, Inc.	34,672	[a]	1,953,767
Extreme Networks, Inc.	164,478	[a]	4,373,470
Fabrinet	46,510	[a]	5,750,496
Harmonic, Inc.	141,616	[a]	2,112,911
Insight Enterprises, Inc.	37,043	[a]	5,433,838
Itron, Inc.	57,922	[a]	4,556,724
Knowles Corp.	115,584	[a]	2,111,720
Methode Electronics, Inc.	46,066		1,549,660

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.8% (continued)
NETGEAR, Inc.	37,619	[a]	513,123
NETSCOUT Systems, Inc.	85,991	[a]	2,403,448
OSI Systems, Inc.	19,744	[a]	2,354,077
PC Connection, Inc.	14,687		710,998
Plexus Corp.	35,096	[a]	3,456,605
Rogers Corp.	23,859	[a]	4,022,866
Sanmina Corp.	74,371	[a]	4,570,842
ScanSource, Inc.	31,536	[a]	948,918
TTM Technologies, Inc.	131,996	[a]	1,895,463
Viasat, Inc.	98,318	[a,b]	3,041,959
Viavi Solutions, Inc.	284,924	[a]	3,097,124
			76,931,730
Telecommunication Services - .7%
ATN International, Inc.	13,877		504,290
Cogent Communications Holdings, Inc.	55,097		3,374,140
Consolidated Communications Holdings, Inc.	90,871	[a]	325,318
Gogo, Inc.	83,164	[a]	1,253,282
Lumen Technologies, Inc.	1,191,204		2,132,255
Shenandoah Telecommunications Co.	64,255		1,199,641
Telephone and Data Systems, Inc.	129,118		1,035,526
			9,824,452
Transportation - 2.1%
Allegiant Travel Co.	19,959	[a]	2,468,928
ArcBest Corp.	30,493		3,546,946
Forward Air Corp.	32,990		3,920,532
Hawaiian Holdings, Inc.	67,263	[a,b]	779,578
Heartland Express, Inc.	61,002		997,383
Hub Group, Inc., Cl. A	42,017	[a]	3,786,992
Marten Transport Ltd.	73,684		1,669,679
Matson, Inc.	45,875		4,287,478
RXO, Inc.	150,020	[a,b]	3,307,941
SkyWest, Inc.	56,500	[a]	2,485,435
Sun Country Airlines Holdings, Inc.	46,045	[a]	992,730
			28,243,622
Utilities - 1.9%
American States Water Co.	47,134		4,167,117
Avista Corp.	96,981		3,747,346
California Water Service Group	71,182		3,774,070
Chesapeake Utilities Corp.	22,657		2,678,964
Middlesex Water Co.	22,686		1,824,408
Northwest Natural Holding Co.	46,164		1,983,667
Otter Tail Corp.	53,254	[b]	4,314,107
SJW Group	35,599		2,508,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Utilities - 1.9% (continued)
Unitil Corp.		20,307		1,056,776
				26,054,761
Total Common Stocks (cost $880,627,423)				1,329,008,549

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $2,396,714)		24,662		2,593,456
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
OmniAb, Inc. - 12.50 Earnout (cost $16,946)		9,476	[d]	0
OmniAb, Inc. - 15.00 Earnout (cost $16,946)		9,476	[d]	0
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,486,818)	5.38	5,486,818	[e]	5,486,818

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $21,157,564)	5.38	21,157,564	[e]	21,157,564
Total Investments (cost $909,702,411)		101.5%		1,358,246,387
Liabilities, Less Cash and Receivables		(1.5%)		(20,165,920)
Net Assets		100.0%		1,338,080,467

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $79,378,722 and the value of the collateral was $80,237,804, consisting of cash collateral of $21,157,564 and U.S. Government & Agency securities valued at $59,080,240. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at July 31, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	66	9/15/2023	6,223,346	6,644,880	421,534
Gross Unrealized Appreciation				421,534

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Smallcap Stock Index Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,329,008,549	-	-	1,329,008,549
Exchange-Traded Funds	2,593,456	-	-	2,593,456
Investment Companies	26,644,382	-	-	26,644,382
Rights	-	-	0	0
Other Financial Instruments:
Futures††	421,534	-	-	421,534

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2023, accumulated net unrealized appreciation on investments was $448,965,510, consisting of $563,524,472 gross unrealized appreciation and $114,558,962 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.